OTHER COMMITMENTS (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2021
Note payable		$ 90,000	$ 90,000	$ 210,000
Accrued interest		1,515	1,515
Advanced Tear Diagnostics LLC [Member]
Note payable				$ 210,000
Accrued interest	$ 0	0	1,515
Balance of notes payable	$ 0	$ 0	$ 90,000